Capital Stock - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Oct. 30, 2024	Sep. 09, 2024	Jun. 09, 2023	Mar. 22, 2023	Dec. 31, 2022	Aug. 11, 2022
Class of Stock [Line Items]
Preferred stock, shares authorized (in shares)	25,000,000	25,000,000	25,000,000
Preferred stock, par value (in dollars per share)	$ 1	$ 1	$ 1
Common stock, share authorized (in shares)	725,000,000	725,000,000	725,000,000
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common stock, share issued (in shares)	86,056,804	85,163,078	92,379,826
Preferred stock, share issued (in shares)	0
Preferred Stock, Shares Outstanding	0
Common Stock, Shares, Outstanding	86,056,804	84,059,952
Treasury Stock, Shares	0	1,103,126	1,373,644
Treasury Stock, Value, Acquired, Cost Method	$ 4,946	$ 66,281	$ 50,714
Entity Common Stock, Shares Outstanding	86,056,804
Dividends			$ 0
S2025Q2Dividends
Class of Stock [Line Items]
Dividends	$ 1.00
S2024Q4
Class of Stock [Line Items]
Dividends		$ 1.00
March 2023 Stock Repurchase Program
Class of Stock [Line Items]
Share Repurchase Program, Authorized, Amount							$ 30,000
August 2022 Stock Repurchase Program
Class of Stock [Line Items]
Share Repurchase Program, Authorized, Amount									$ 30,000
Treasury Stock, Shares, Acquired			8,900,000
Treasury Stock, Value, Acquired, Cost Method			$ 50,700
August 2022, March 2023 and June 2023 stock repurchase program
Class of Stock [Line Items]
Treasury Stock, Shares, Acquired		8,000,000.0
treasury stock acquired, average cost per share		$ 8.24	$ 5.69
Treasury Stock, Value, Acquired, Cost Method		$ 66,300
June 2023 Stock Repurchase Program
Class of Stock [Line Items]
Share Repurchase Program, Authorized, Amount						$ 25,000
September 2024 Stock Repurchase Program
Class of Stock [Line Items]
Share Repurchase Program, Authorized, Amount					$ 40,000
October 2024 Stock Repurchase Program
Class of Stock [Line Items]
Share Repurchase Program, Authorized, Amount				$ 40,000
Share Repurchase Program, Remaining Authorized, Amount	$ 28,100
June 2023, September 2024, October 2024 stock repurchase program
Class of Stock [Line Items]
Treasury Stock, Shares, Acquired	700,000
treasury stock acquired, average cost per share	$ 6.71
Treasury Stock, Value, Acquired, Cost Method	$ 4,900
Teekay Parent [Member]
Class of Stock [Line Items]
Common Stock, Shares, Outstanding	86,056,804	84,059,952	91,006,182
Thousands of Shares of Common Stock Outstanding
Class of Stock [Line Items]
Common Stock, Shares, Outstanding	86,057,000	84,060,000	91,006,000					98,318,000
Treasury Stock, Shares, Acquired	735,000	8,020,000	8,885,000
Thousands of Shares of Common Stock Outstanding | August 2022, March 2023 and June 2023 stock repurchase program
Class of Stock [Line Items]
Stock Repurchased and Retired During Period, Value		$ 75,100	$ 84,300
Thousands of Shares of Common Stock Outstanding | June 2023, September 2024, October 2024 stock repurchase program
Class of Stock [Line Items]
Stock Repurchased and Retired During Period, Value	$ 6,900
Retained Earnings
Class of Stock [Line Items]
Stock Repurchased and Retired During Period, Value	1,926	8,839	33,597
Retained Earnings | August 2022, March 2023 and June 2023 stock repurchase program
Class of Stock [Line Items]
Stock Repurchased and Retired During Period, Value		$ 8,800	$ 33,600
Retained Earnings | June 2023, September 2024, October 2024 stock repurchase program
Class of Stock [Line Items]
Stock Repurchased and Retired During Period, Value	$ 1,900